Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Taxes - Sources of Income (Loss) Before Taxes and Equity in Income (Loss) of Unconsolidated Subsidiaries and Affiliates

The sources of income before taxes and equity in income of unconsolidated subsidiaries and affiliates for the years ended December 31, 2017, 2016, and 2015 are as follows:

	2017	2016	2015
	(in millions)
Parent country source	$(212)	$(73)	$11
Foreign sources	892	64	556
Income (loss) before taxes and equity in income of unconsolidated subsidiaries and affiliates	$680	$(9)	$567

Income Taxes - Provision for Income Taxes

The provision for income taxes for the years ended December 31, 2017, 2016 and 2015 consisted of the following:

	2017	2016	2015
	(in millions)
Current income taxes	$354	$229	$263
Deferred income taxes	101	69	97
Total income tax provision	$455	$298	$360

Income Taxes - Reconciliation of Income Tax Expense

A reconciliation of CNH Industrial’s income tax expense for the years ended December 31, 2017, 2016 and 2015 is as follows:

	2017	2016	2015
	(in millions)
Tax provision at the parent statutory rate	$131	$(2)	$115
Foreign income taxed at different rates	95	(11)	56
Change in valuation allowance	163	133	111
Italian IRAP taxes	17	22	6
Tax contingencies	18	(2)	26
Tax credits and incentives	(48)	(88)	(43)
Venezuela remeasurement, and impairment and deconsolidation charges	18	16	51
Non-deductible EC Settlement	—	160	—
Change in tax rate or law	39	14	23
Withholding taxes	6	11	8
Other	16	45	7
Total income tax provision	$455	$298	$360

Income Taxes - Components of Net deferred Tax Assets

Deferred Income Tax Assets and Liabilities

The components of net deferred tax assets as of December 31, 2017 and 2016 are as follows:

	2017	2016
	(in millions)
Deferred tax assets:
Inventories	$108	$96
Warranty and campaigns	202	183
Allowance for credit losses	184	180
Marketing and sales incentive programs	259	326
Other risk and future charges reserve	312	216
Pension, postretirement and postemployment benefits	408	553
Measurement of derivative financial instruments	1	36
Research and development costs	458	423
Other reserves	339	359
Tax credits and loss carry forwards	684	767
Less: Valuation allowances	(1,744)	(1,490)
Total deferred tax assets	$1,211	$1,649
Deferred tax liabilities:
Property, plant and equipment	$295	$481
Other	195	315
Total deferred tax liabilities	490	796
Net deferred tax assets	$721	$853

Net deferred tax assets are reflected in the accompanying consolidated balance sheets as of December 31, 2017 and 2016 as follows:

	2017	2016
	(in millions)
Deferred tax assets	$818	$937
Deferred tax liabilities	(97)	(84)
Net deferred tax assets	$721	$853

Income Taxes - Reconciliation of Gross Amounts of Tax Contingencies

A reconciliation of the gross amounts of tax contingencies at the beginning and end of the year is as follows:

	2017	2016
	(in millions)
Balance, beginning of year	$318	$325
Additions based on tax positions related to the current year	30	30
Additions for tax positions of prior years	16	70
Reductions for tax positions of prior years	(21)	(65)
Reductions for tax positions as a result of lapse of statute	(8)	(10)
Settlements	(15)	(32)
Balance, end of year	$320	$318